Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets, Noncurrent Disclosure [Abstract]
Schedule of Other Non-Current Assets
Other non-current assets are comprised of the following:

	As of December 31,
(In $ millions)	2021	2020
Deferred mobilization and contract preparation costs (1)	4.4	—
Right-of-use lease asset, non-current (2)	1.3	1.3
Deferred tax asset	0.7	0.2
VAT receivable	0.4	0.4
Prepayments	0.1	—
Total	6.9	1.9

(1) Non-current deferred mobilization and contract preparation costs relates to the non-current portion of contract mobilization and preparation costs for the jack-up rigs "Groa", "Gerd" and "Skald", which entered into long-term contracts during the year (see Note 5 - Contracts with Customers).

(2) The right-of-use lease asset pertains to our office lease (see Note 16 - Leases).